ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables to franchisees	¥ 1,782		¥ 1,762
Other payables	1,794		1,801
Accrued rental, utilities and other accrued expenses	518		461
Liabilities related to customer loyalty program	418		455
Value-added tax, other tax and surcharge payables	365		359
Advance from noncontrolling interest holders	35		64
Total	¥ 4,912	$ 725	¥ 4,902